Events after the reporting period (Narrative) (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Adjusting Events After Reporting Period [Line Items]
Operating profit / (loss) before tax	$ 8,155	$ 5,577	$ 5,991
Net profit / (loss) attributable to shareholders	$ 6,557	$ 4,304	$ 4,516
Basic earnings per share	$ 1.83	$ 1.17	$ 1.21
Diluted earnings per share	$ 1.77	$ 1.14	$ 1.18
Increase (decrease) due to increase in provisions for litigation, regulatory and similar matters
Disclosure Of Adjusting Events After Reporting Period [Line Items]
Operating profit / (loss) before tax	$ (72)
Net profit / (loss) attributable to shareholders	$ (72)
Basic earnings per share	$ (0.02)
Diluted earnings per share	$ (0.02)
UBS AG
Disclosure Of Adjusting Events After Reporting Period [Line Items]
Operating profit / (loss) before tax	$ 7,699	$ 5,169	$ 5,458
Net profit / (loss) attributable to shareholders	6,196	$ 3,965	$ 4,107
UBS AG | Increase (decrease) due to increase in provisions for litigation, regulatory and similar matters
Disclosure Of Adjusting Events After Reporting Period [Line Items]
Operating profit / (loss) before tax	(72)
Net profit / (loss) attributable to shareholders	$ (72)